Operating Expenses - Summary of Cost of Sales (Details) - EUR (€) € in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	€ (29,021)	€ (25,872)	€ (83,413)	€ (81,261)
Cost of sales	(311,693)	(213,197)	(566,117)	(493,031)
Cost of Sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	(5,357)	(9,809)	(14,843)	(14,027)
Personnel costs	(39,906)	(54,402)	(153,868)	(119,288)
Cost of materials	(246,660)	(128,937)	(327,954)	(299,691)
Properties & buildings maintenance, occupancy and incidental costs	(4,865)	(5,814)	(20,737)	(14,409)
Logistic expenses	(366)	(1,587)	(4,242)	(1,078)
IT & Consulting	(5,921)	(7,675)	(25,209)	(24,047)
Other	€ (8,618)	€ (4,973)	€ (19,263)	€ (20,491)